Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Expenses by Nature

(CAD$ in millions)	2017	2016
Employment-related costs:
Wages and salaries	$899	$858
Employee benefits and other wage-related costs	236	250
Bonus payments	192	162
Post-employment benefits and pension costs	122	112

	1,449	1,382
Transportation	1,331	1,270
Depreciation and amortization	1,467	1,385
Raw material purchases	824	876
Fuel and energy	657	596
Operating supplies consumed	569	558
Maintenance and repair supplies	698	586
Contractors and consultants	570	427
Overhead costs	287	293
Royalties	453	312
Other operating costs	9	13

	8,314	7,698
Less:
Capitalized production stripping costs	(678)	(477)
Change in inventory	12	(137)

Total cost of sales, general and administration, exploration and research and development expenses	$7,648	$7,084